Average Annual Total Returns - FidelitySeriesBlueChipGrowthFund-PRO - FidelitySeriesBlueChipGrowthFund-PRO - Fidelity Series Blue Chip Growth Fund	Sep. 28, 2024
Fidelity Series Blue Chip Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	57.42%
Past 5 years	21.40%
Past 10 years	16.66%
Fidelity Series Blue Chip Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	57.18%
Past 5 years	17.10%
Past 10 years	13.52%
Fidelity Series Blue Chip Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	34.10%
Past 5 years	16.51%
Past 10 years	13.10%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%